Vessels, net	6 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10. Vessels, net

		Dry-
(in thousands of U.S. dollars)	Vessel	docking	Total
Historical cost December 31, 2015	$352,433	3,267	$355,700
Additions	—	—	—
Historical cost December 31, 2016	352,433	3,267	355,700
Depreciation for the year	(9,687)	(800)	(10,487)
Accumulated depreciation December 31, 2016	(12,109)	(1,000)	(13,109)
Vessels, net December 31, 2016	340,324	2,267	342,591

Historical cost December 31, 2016	352,433	3,267	355,700
Additions (note 4)	353,738	3,400	357,138
Historical cost June 30, 2017	706,171	6,667	712,838
Depreciation for the period	(9,688)	(800)	(10,488)
Accumulated depreciation June 30, 2017	(21,797)	(1,800)	(23,597)
Vessels, net June 30, 2017	$684,374	4,867	$689,241